NATIONWIDE®

VARIABLE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–1545–12/05

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

Van Kampen LIT – Emerging Growth Portfolio – Class I (VKEmGr) 50,892 shares (cost $1,329,270)	$1,425,495

Van Kampen LIT – Enterprise Portfolio – Class I (VKEnt) 897,662 shares (cost $11,908,205)	13,105,872

Van Kampen LIT – Government Portfolio – Class I (VKGov) 355,307 shares (cost $3,297,090)	3,346,987

Van Kampen LIT – Money Market Portfolio – Class I (VKMMkt) 1,304,401 shares (cost $1,304,401)	1,304,401

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 48,537 shares (cost $703,319)	1,120,228

Total investments	20,302,983

Accounts receivable	77

Total assets	20,303,060

Accounts payable	–

Contract owners’ equity (note 4)	$20,303,060

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– 3

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	VKEmGr	VKEnt	VKGov	VKMMkt	VKUSRealEst
Reinvested dividends	$303,532	3,831	101,116	149,134	37,327	12,124
Mortality and expense risk charges (note 2)	(272,277)	(18,441)	(175,399)	(46,721)	(18,537)	(13,179)

Net investment income (loss)	31,255	(14,610)	(74,283)	102,413	18,790	(1,055)

Proceeds from mutual fund shares sold	4,350,176	243,488	2,989,512	624,650	396,856	95,670
Cost of mutual fund shares sold	(4,269,578)	(254,241)	(2,949,365)	(613,686)	(396,856)	(55,430)

Realized gain (loss) on investments	80,598	(10,753)	40,147	10,964	–	40,240
Change in unrealized gain (loss) on investments	1,019,665	106,054	865,915	(34,624)	–	82,320

Net gain (loss) on investments	1,100,263	95,301	906,062	(23,660)	–	122,560

Reinvested capital gains	26,780	–	–	–	–	26,780

Net increase (decrease) in contract owners’ equity resulting from operations	$1,158,298	80,691	831,779	78,753	18,790	148,285

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT– 3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		VKEmGr		VKEnt		VKGov
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$31,255	(20,090)	(14,610)	(19,731)	(74,283)	(138,774)	102,413	146,890
Realized gain (loss) on investments	80,598	(276,542)	(10,753)	(52,011)	40,147	(306,572)	10,964	9,481
Change in unrealized gain (loss) on investments	1,019,665	1,048,208	106,054	144,489	865,915	782,804	(34,624)	(50,753)
Reinvested capital gains	26,780	15,539	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,158,298	767,115	80,691	72,747	831,779	337,458	78,753	105,618

Equity transactions:
Purchase payments received from contract owners (note 3)	269,333	164,946	11,048	11,888	220,292	124,027	22,245	10,821
Transfers between funds	–	–	15,888	(3,057)	(175,257)	46,338	(1,551)	(33,932)
Redemptions (note 3)	(3,794,950)	(3,106,523)	(228,842)	(192,977)	(2,689,316)	(1,801,507)	(511,827)	(372,101)
Annuity benefits	(4,417)	(8,179)	–	–	(1,271)	(1,259)	(2,195)	(4,141)
Annual contract maintenance charges (note 2)	(20,456)	(23,897)	(1,300)	(1,481)	(15,018)	(17,033)	(2,891)	(3,290)
Contingent deferred sales charges (note 2)	(3,864)	(2,788)	(409)	(998)	(2,947)	(1,300)	(311)	(468)
Adjustments to maintain reserves	(26)	2,754	3	25	56	597	204	1,997

Net equity transactions	(3,554,380)	(2,973,687)	(203,612)	(186,600)	(2,663,461)	(1,650,137)	(496,326)	(401,114)

Net change in contract owners’ equity	(2,396,082)	(2,206,572)	(122,921)	(113,853)	(1,831,682)	(1,312,679)	(417,573)	(295,496)
Contract owners’ equity beginning of period	22,699,142	24,905,714	1,548,414	1,662,267	14,937,664	16,250,343	3,764,761	4,060,257

Contract owners’ equity end of period	$20,303,060	22,699,142	1,425,493	1,548,414	13,105,982	14,937,664	3,347,188	3,764,761

CHANGES IN UNITS:
Beginning units	758,743	875,689	66,931	75,907	403,954	451,312	173,426	192,273

Units purchased	25,546	58,443	1,166	8,028	6,144	13,242	4,431	9,233
Units redeemed	(140,247)	(175,389)	(10,258)	(17,004)	(78,100)	(60,600)	(26,982)	(28,080)

Ending units	644,042	758,743	57,839	66,931	331,998	403,954	150,875	173,426

(Continued)

NATIONWIDE VARIABLE ACCOUNT– 3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKMMkt		VKUSRealEst
Investment activity:	2005	2004	2005	2004
Net investment income (loss)	$18,790	(10,657)	(1,055)	2,182
Realized gain (loss) on investments	–	–	40,240	72,560
Change in unrealized gain (loss) on investments	–	–	82,320	171,668
Reinvested capital gains	–	–	26,780	15,539

Net increase (decrease) in contract owners’ equity resulting from operations	18,790	(10,657)	148,285	261,949

Equity transactions:
Purchase payments received from contract owners (note 3)	6,020	6,995	9,728	11,215
Transfers between funds	94,414	(70,567)	66,506	61,218
Redemptions (note 3)	(281,134)	(589,395)	(83,831)	(150,543)
Annuity benefits	(951)	(2,779)	–	–
Annual contract maintenance charges (note 2)	(774)	(1,490)	(473)	(603)
Contingent deferred sales charges (note 2)	(197)	(22)	–	–
Adjustments to maintain reserves	(216)	44	(73)	91

Net equity transactions	(182,838)	(657,214)	(8,143)	(78,622)

Net change in contract owners’ equity	(164,048)	(667,871)	140,142	183,327
Contract owners’ equity beginning of period	1,468,245	2,136,116	980,058	796,731

Contract owners’ equity end of period	$1,304,197	1,468,245	1,120,200	980,058

CHANGES IN UNITS:
Beginning units	87,591	126,822	26,841	29,375

Units purchased	11,831	24,101	1,974	3,839
Units redeemed	(22,646)	(63,332)	(2,261)	(6,373)

Ending units	76,776	87,591	26,554	26,841

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Emerging Growth Portfolio – Class I (VKEmGr)
Van Kampen LIT – Enterprise Portfolio – Class I (VKEnt)
Van Kampen LIT – Government Portfolio – Class I (VKGov)
Van Kampen LIT – Money Market Portfolio – Class I (VKMMkt)

Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owners’ contract value a contingent deferred sales charge, not to exceed 6% (3% after 3 years) of the lesser of purchase payments or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or amounts surrendered, such charge declining 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $61,793 and $57,970, respectively, and total transfers from the Account to the fixed account were $46,689 and $27,830, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Kampen LIT – Emerging Growth Portfolio – Class I
2005	1.30%	57,839	$24.645874	$1,425,493	0.26%	6.53%
2004	1.30%	66,931	23.134486	1,548,414	0.00%	5.64%
2003	1.30%	75,907	21.898731	1,662,267	0.00%	25.69%
2002	1.30%	120,729	17.422649	2,103,419	0.46%	-33.36%
2001	1.30%	143,067	26.146206	3,740,659	0.09%	-32.39%
Van Kampen LIT – Enterprise Portfolio – Class I
2005	1.30%	331,998	39.447958	13,096,643	0.72%	6.75%
2004	1.30%	403,954	36.953948	14,927,695	0.38%	2.70%
2003	1.30%	451,312	35.982648	16,239,401	0.54%	24.24%
2002	1.30%	575,192	28.961313	16,658,316	2.40%	-30.25%
2001	1.30%	947,320	36.502713	34,579,750	1.89%	-12.17%
Van Kampen LIT – Government Portfolio – Class I
2005	1.30%	150,875	22.092041	3,333,137	4.19%	2.20%
2004	1.30%	173,426	21.617494	3,749,036	5.07%	2.81%
2003	1.30%	192,273	21.025728	4,042,680	5.05%	0.42%
2002	1.30%	264,943	20.937264	5,547,182	5.93%	8.19%
2001	1.30%	290,078	20.414430	5,921,777	6.59%	7.03%
Van Kampen LIT – Money Market Portfolio – Class I
2005	1.30%	76,776	16.899726	1,297,493	2.69%	1.34%
2004	1.30%	87,591	16.676816	1,460,739	0.83%	-0.51%
2003	1.30%	126,822	16.762369	2,125,837	0.55%	-0.74%
2002	1.30%	140,312	16.886735	2,369,412	1.34%	-0.10%
2001	1.30%	166,419	16.530745	2,751,030	3.65%	-6.87%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	1.30%	26,554	42.185723	1,120,200	1.15%	15.53%
2004	1.30%	26,841	36.513459	980,058	1.50%	34.62%
2003	1.30%	29,375	27.122769	796,731	0.00%	35.73%
2002	1.30%	30,528	19.983480	610,056	3.86%	-2.08%
2001	1.30%	19,077	20.407346	389,311	4.11%	8.41%

2005 Reserves for annuity contracts in payout phase:				30,094

2005 Contract owners’ equity				$20,303,060

2004 Reserves for annuity contracts in payout phase:				33,200

2004 Contract owners’ equity				$22,699,142

2003 Reserves for annuity contracts in payout phase:				38,798

2003 Contract owners’ equity				$24,905,714

2002 Reserves for annuity contracts in payout phase:				43,782

2002 Contract owners’ equity				$27,332,167

2001 Reserves for annuity contracts in payout phase:				67,633

2001 Contract owners’ equity				$47,450,160

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
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NATIONWIDE

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